CONCENTRATION AND CREDIT RISK	9 Months Ended
Sep. 30, 2011
CONCENTRATION AND CREDIT RISK [Abstract]
CONCENTRATION AND CREDIT RISK
NOTE 15 - CONCENTRATION AND CREDIT RISK

During the period ended September 30, 2011, two customers individually accounted for 90% and 10% of the Company's total revenues.  During the period ended September 30, 2010, two customers accounted for 82% and 18% of the Company's total revenues.  A reduction in sales from or loss of these customers could have a material adverse effect on the Company's results of operations and financial condition.

Certain financial instruments potentially subject the Company to concentrations of credit risk. These financial instruments consist primarily of cash and accounts receivable.  The Company maintains its cash investments in high credit quality financial institutions. At various times, the Company has deposits in excess of the Federal Deposit Insurance Corporation limit.  The Company has not experienced any losses on these accounts.

The Company's entire September 30, 2011 accounts receivable balance of $4,506,676 is from one customer.  The accounts receivable balance of $1,991,902 is from one customer as of December 31, 2010.  The customer is a multinational corporation.  The Company has not experienced any bad debts from this customer.

The Company receives its inventory from approximately eight suppliers.  The Company has an accounts payable balance to these suppliers of $5,765,349 and $1,912,577 as of September 30, 2011 and December 31, 2010, respectively.